INVENTORIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES [abstract]
Crude oil and other raw materials	¥ 85,469	¥ 85,975
Work in progress	13,690	14,774
Finished goods	88,929	84,448
Spare parts and consumables	2,872	2,651
Inventories, book value	190,960	187,848
Less: Allowance for diminution in value of inventories	(6,376)	(1,155)	¥ (920)	¥ (4,402)
Inventories	¥ 184,584	¥ 186,693